Accounts Payable (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Accounts Payable Current [Abstract]
Suppliers, repairers	$ 8,774	$ 7,327
Insurers, agents and brokers	406	163
Payables to charterers	650	762
Other creditors	727	800
Total	$ 10,557	$ 9,052